Summary of Significant Accounting Policies - Liability Measured At Fair Value on Recurring Basis by Level within Fair Value Hierarchy (Parenthetical) (Detail) - USD ($)		Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	[1],[2]		$ 2,008,907
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value		$ 0	0	$ 0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value		$ 0	$ 0	$ 0

[1]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of May 31, 2015 and 2014.
[2]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of November 30, 2015 and May 31, 2015.